SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total stock-based compensation expenses recognized:
Stock-based compensation expense	$ 93	$ 41	$ 65
Cost of Revenues [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	7		3
Research and Development Expenses [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	7	1	8
Selling and Marketing [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense		1	4
General and Administrative Expenses [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	$ 79	$ 39	$ 50